ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Major items of assets and liabilities reclassified as held for sale, table
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2021	December 31, 2020
Assets
Cash and cash equivalents	$22	$4
Restricted cash	9	1
Trade receivables and other current assets	14	1
Property, plant and equipment	808	51
Other long-term assets	1	—
Assets held for sale	$854	$57
Liabilities
Current liabilities	$9	$—
Long-term debt	364	4
Other long-term liabilities	34	10
Liabilities directly associated with assets held for sale	$407	$14